Document and Entity Information	0 Months Ended
Jul. 30, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 30, 2014
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Jul. 30, 2014
Document Effective Date	Jul. 30, 2014
Prospectus Date	Jul. 29, 2014
Great Lakes Disciplined Equity Fund | Investor Class Shares
Risk/Return:
Trading Symbol	GLDEX
Great Lakes Disciplined Equity Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	GLDNX